Assets Held-for-Sale - Schedule of Assets not Disposed (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Current assets held-for-sale	₩ 4,316	₩ 0
Machinery and equipment
Disclosure of analysis of single amount of discontinued operations [line items]
Current assets held-for-sale	1,890
Other Intangible assets
Disclosure of analysis of single amount of discontinued operations [line items]
Current assets held-for-sale	926
Others
Disclosure of analysis of single amount of discontinued operations [line items]
Current assets held-for-sale	₩ 1,500